SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares upon exercise
Outstanding at beginning of year	413,995	487,839	675,986
Granted	0	0	0
Forfeited	(353,745)	(72,480)	(139,494)
Exercised	(250)	(1,364)	(48,653)
Outstanding at end of year	60,000	413,995	487,839
Exercisable at end of year	60,000	413,995	487,839
Vested and expected to vest	60,000	413,995	487,839
Weighted average exercise price
Outstanding at beginning of year	$ 5.44	$ 5.96	$ 7.99
Granted	0	0	0
Forfeited	5.35	9.04	16.08
Exercised	5.16	0.03	5.01
Outstanding at end of year	5.94	5.44	5.96
Exercisable at end of year	5.94	5.44	5.96
Vested and expected to vest	$ 5.94	$ 5.44	$ 5.96